Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 2,205		£ 2,404
Deferred payables	137		217
Customer contributions	84		87
Social security and other taxes	202		159
Contingent consideration	30		0
Other payables	944		902
Trade and other payables	£ 3,602	£ 3,766	£ 3,769	£ 3,394	£ 3,453